Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Apr. 17, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 13,070	$ 771		$ 19,033	$ 1,592
Accounts receivable and other receivables, net	44			4,839
Total current assets	14,728			67,710
Non-current assets:
Other non-current assets	2			41
Total Assets	113,408			193,097
Current liabilities
Accounts payable and other payables	944			16,166
Accrued and other liabilities	7,202			1,644
Deferred revenues	166			1,538
Non-current liabilities
Other long-term liabilities	118			6,931
Total non-current liabilities	118			6,931
Total liabilities	8,430			26,279
Revenue	3,110	302
Operating expenses
General and administrative expenses	15,093	3,077
Impairment of non-financial assets	59,535
Total operating expenses	75,471	4,176
Other Incomes [Abstract]
Interest income (expense)	58	(80)
Total other income expenses, net	(5,533)	2,433
Profit loss before income taxes	4,337	(1,858)
Provision for income taxes	799
Net profit loss	(74,298)	(3,379)
Discontinued operation [Member]
Non-current liabilities
Revenue		1,061
Operating expenses
General and administrative expenses		2,472
Total operating expenses		2,472
Other Incomes [Abstract]
Interest income (expense)		(24)
Other income		38
Net gain loss on disposal of subsidiary		(461)
Total other income expenses, net		(447)
Profit loss before income taxes		(1,858)
Net profit loss		(1,858)
Juve Stabia [Member] | Discontinued operation [Member]
Current assets:
Cash and cash equivalents			$ 175	1,365
Accounts receivable and other receivables, net			6,090	2,755
Prepaid expenses and other current assets			20	19
Total current assets			6,285	4,139
Non-current assets:
Property and equipment, net			37	41
Intangible assets			12,979	13,902
Other non-current assets			23
Total Assets			19,324	18,082
Current liabilities
Accounts payable and other payables			18,552	13,122
Accrued and other liabilities				733
Long term payables, current portion			3,843
Deferred revenues			444	1,517
Income tax payable			1,050	179
Total current liabilities			23,889	15,551
Non-current liabilities
Long term payables				3,237
Other long-term liabilities				3,570
Deferred tax liability			2,835
Total non-current liabilities				6,807
Total liabilities			26,724	$ 22,358
Net deficit			$ (7,400)
Revenue	2,085
Operating expenses
General and administrative expenses	6,495	725
Impairment of non-financial assets	290
Total operating expenses	6,785	725
Operating loss from discontinued operations	(4,700)
Other Incomes [Abstract]
Interest income (expense)	1
Other income	1,738
Net gain loss on disposal of subsidiary	7,400
Total other income expenses, net	9,139
Profit loss before income taxes	4,439	(725)
Provision for income taxes	102
Net profit loss	$ 4,337	(725)
UYBA [Member] | Discontinued operation [Member]
Non-current liabilities
Revenue		1,061
Operating expenses
General and administrative expenses		1,747
Total operating expenses		1,747
Other Incomes [Abstract]
Interest income (expense)		(24)
Other income		38
Net gain loss on disposal of subsidiary		(461)
Total other income expenses, net		(447)
Profit loss before income taxes		(1,133)
Net profit loss		$ (1,133)